Interests in affiliates	12 Months Ended
Dec. 31, 2019
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

Far East is holding 19.4% (2018: 19.4%) equity interests in Blue Sky, a company incorporated in the PRC, with total cost of investment US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018.

The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.

During the year ended December 31, 2017, the Group’s equity in Blue Sky was diluted subsequent to the issuance of new ordinary shares by Blue Sky to other shareholders. A net profit on deemed disposal of an affiliate of US$128,000 had been recognized in the consolidated statement of operations and comprehensive income / (loss) for that year.

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	December 31,
	2019	2018
Balance Sheet:	US$’000	US$’000

Current assets	41,614	46,925

Non-current assets	15,666	19,450
Total assets	57,280	66,375

Total liabilities	(31,108)	(40,330)
Total shareholders’ equity	26,172	26,045

	Year ended December 31,
	2019	2018
Operating results:	US$’000	US$’000

Net sales	40,348	50,165

Operating income / (loss)	677	(5,194)

Net income / (loss)	704	(4,048)

Far East previously held 20% equity interests in Zhejiang Jia Huan Electronic Co. Ltd. (“Jia Huan”), a company incorporated in the PRC, with total cost of investment US$2,486,000. Jia Huan provides a comprehensive service for environmental protection business since 1969 and is based in Jin Hua, Zhejiang. On March 5, 2018, Far East entered into an Equity Transfer Agreement to sell this 20% equity stake of Jia Huan for a purchase price of RMB31,312,500 to Ms. Jin Lijuan, the wife of the holder of the remaining 80% equity stake of Jia Huan. In accordance with the terms of the Agreement, all approvals and registrations with the relevant governmental authorities were obtained, the closing of the transaction has been completed, and the Purchaser paid the Purchase Price to the Company, in full in May 2018. The Company made gain of US$1,522,000 on this disposal.